Equity	12 Months Ended
Dec. 31, 2021
Stockholder Equity Note Disclosure [Abstract]
EQUITY

NOTE 11 - EQUITY:

a.	Share capital

	Number of Common Shares December 31
	2021	2020

Authorized share capital	140,000,000	100,000,000
Issued and paid up share capital	44,394,844	35,194,844

b.

	In SEK December 31
	2021	2020

Authorized share capital (in thousands SEK)	2,800	2,000
Issued and paid-up share capital (in thousands SEK)	888	704

c.	Rights related to shares

The common shares confer upon their holders voting and dividend rights and the right to receive assets of the Company upon its liquidation. As of December 31, 2021, all outstanding share capital consisted of common shares.

d.	Changes in the Company’s equity:

In May 2019, Eco Wave Power Ltd. completed a private offering of 314,650 common shares. The offering raised a total amount of $928.

In July 2019, the Company completed an underwritten public offering of 6,355,594 common shares at a public offering price of SEK 19 per share. The offering raised a total of $12,928, with net proceeds of $11,949, after deducting fees and expenses.

In July 2021, the Company completed an underwritten public offering of 1,000,000 ADSs, representing 8,000,000 common shares at a price to the public of $8.00 per ADS. The ADSs began trading on Nasdaq on July 1, 2021.

The Company granted A.G.P./Alliance Global Partners, the underwriter, a 30-day option to purchase up to 150,000 additional ADSs to cover over-allotments, at the public offering price, less the underwriting discounts and commissions. AGP exercised its option in full on July 1, 2021. The closing of all 1,150,000 ADSs, representing 9,200,000 common shares, occurred simultaneously.

The offering raised a total of $9,200, with net proceeds of $7,964, after deducting fees and expenses.

e.	Stock split

On May 21, 2019, the Company’s shareholders authorized a 50-for-1 share split of the Company’s common shares that went into effect as of the date of authorization. The share split was effected such that each 1 then-outstanding share was increased to 50 shares.